Financial Instruments - Summary of Material Differences Between the Fair Value and Carrying Amount (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Bonds issued	$ 862,544	$ 693,328
Fair Value	944,102	720,285
Senior Bonds
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Bonds issued	549,411	530,506
Fair Value	559,867	535,167
Aztiq Convertible Bond
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Bonds issued	80,663	65,793
Fair Value	84,756	65,772
2022 Convertible Bonds
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Bonds issued	155,914	32,441
Fair Value	217,419	52,463
Alvogen Facility
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Bonds issued	76,556	64,588
Fair Value	$ 82,060	$ 66,883